Common Stock and Stockholders' Deficit - Warrants (Details)	Dec. 31, 2021 $ / shares shares
Equity
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	890,732
Exercise price per share (in USD per share) | $ / shares	$ 5.61
Warrant Liability
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	17,433,334
Exercise price per share (in USD per share) | $ / shares	$ 11.50